Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

13. Subsequent Events:

Interest rate cap: In order to hedge its variable interest rate exposure, on January 19, 2018, the Company, via one of its vessel-ownings subsidiaries, entered into an interest rate cap agreement with one of its lenders, as discussed in Note 10.

Registration statement on Form F-3: On February 2, 2018, the Company filed with SEC a registration statement on Form F-3, which was declared effective on February 12, 2018, as discussed in Note 8.

Refinance of existing indebtedness: On February 28, 2018, the Company refinanced existing indebtedness of $26,906 under the Secondone, Thirdone and Fourthone loan agreements with a new 5-year secured loan of $20,500 and cash of $2,100. The remaining balance of approximately $4,306 was written-off by the previous lender at closing, which will be recorded as gain from debt extinguishment in the first quarter of 2018. As a condition subsequent to the execution of this loan agreement, the borrowers, Secondone, Thirdone and Fourthone, will be re-domiciled to the jurisdiction of the Republic of Malta and will be renamed to SECONDONE CORPORATION LTD., THIRDONE CORPORATION LTD. and FOURTHONE CORPORATION LTD., respectively, as discussed in Note 7.